Intangible Assets, Net - Schedule of Intangible Asset, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Asset, Net [Abstract]
Purchased software		$ 306
Less: accumulated amortization		(306)
Intangible assets, net